Convertible debentures (FY)	9 Months Ended	12 Months Ended
	Apr. 30, 2025	Jul. 31, 2024
Convertible Debenture [Abstract]
Convertible debentures
9.	Convertible debentures
Devvio Tranche (Related Party Convertible Debt)
On January 12, 2024, the Company closed an unsecured convertible notes offering in the principal amount of $100,000 with Devvio that will bear interest at a rate of 5.3% per annum, is payable at maturity, subject to acceleration if the Company completes the De-SPAC transaction and the debentures are not converted. The maturity was November 6, 2024. The Company has the right to prepay the whole or any portion of the principal amount, and together with any accrued interest, at any time prior to the maturity date without notice or a penalty payment. Devvio is a related party to the Company through its ownership of the Company’s shares, and one of Devvio’s officers, directors and principal owners was a director of the Company during the year ended July 31, 2024 and the nine months ended April 30, 2025.
In the event the Company completes a De-SPAC transaction, the principal amount and accrued interest are convertible into SVS of the Company at the option of the lender, as follows:
•
At a conversion price equal to the greater of (a) $7.65 multiplied by the common conversion ratio as set forth in the BCA (the “Common Conversion Ratio”), and (b) CAD$1.03. The shares are thereafter exchanged for common shares of the Combined Company at the Common Conversion Ratio.

•
If the Company completes the De-SPAC transaction, and the convertible notes are not converted into shares, the maturity date will accelerate and the principal plus interest will become repayable within 10 days after the closing of the De-SPAC transaction.

In the event the Company does not complete a De-SPAC transaction at the later of October 8, 2024 (270 days from the issuance date of the notes) and the termination of the business combination agreement for the De-SPAC transaction, the principal and accrued interest are convertible into units consisting of one SVS and half of a share purchase warrant, at the option of the lender, as follows:
•	At a conversion price equal to the greater of (a) the 30-day volume weighted average trading price (“VWAP”) of the shares on Cboe Canada stock exchange and (b) CAD$1.03.
•
Each warrant will carry the right to purchase a share with an exercise price equal to the greater of (a) a 20% premium on the 30-day VWAP and (b) the floor price of CAD$1.03. The warrants will expire 2 years after the conversion date.

The conversion price is subject to certain anti-dilution provisions.
At issuance, the Devvio Tranche convertible debentures were determined to be a financial instrument comprising a host debt component and a conversion feature which is an embedded derivative that required bifurcation. On initial recognition, the embedded derivative was valued first, and the residual value was assigned to the host financial debt component. The fair value of the derivative liability at issuance was estimated to be $45,000 using the Monte Carlo model.
The prepayment option and the accelerated repayment condition were not separately accounted for as they were determined to be clearly and closely related to the host contract.
On November 6, 2024, the Company completed the De-SPAC transaction (Note 4), and accordingly, the conversion terms of the principal amount and accrued interest crystalized such that they are convertible, at the option of the lender, at a conversion price of $1.17 (being $7.65 multiplied by the Common Conversion Ratio). If the convertible notes are not converted into shares, the principal plus interest will become repayable within 10 days after the closing of the De-SPAC transaction.
Upon the crystallization of the conversion price, the conversion option met the definition of equity under Topic 815 and bifurcation is no longer required. The fair value of the conversion option was remeasured on November 6, 2024 to be $176,000 and was transferred into equity. The fair value was estimated using the Black-Scholes Option Pricing mode using the following assumptions: expected dividend yield – 0%, expected volatility – 275%, risk-free interest rate – 3.10% and an expected remaining life – 0.6 years.
On November 12, 2024, the maturity of the Devvio Tranche was extended to May 30, 2025. As there was no change to the cash flows as a result of this change, the 10% test was not met and therefore, there was no extinguishment of the debt as a result of this change.
Focus Impact Partners Convertible Debt (Related Party Convertible Debt)
In the prior year, the Company closed an unsecured convertible notes offering with Focus Impact Partners, LLC (“Focus Impact Partners”). Subsequent to the closing of the De-SPAC transaction, Focus Impact Partners became a related party of the Company as one of the directors of the Company is an officer of
Focus Impact Partners. The convertible notes were initially closed on January 12, 2024 and additional advances were added under the same offering. The total initial principal amounts of $550,000 under the original Focus Impact Partners Convertible Debt were received in five installments: $150,000 on November 6, 2023, $150,000 on January 9, 2024, $100,000 on March 28, 2024, $100,000 on April 19, 2024, and $50,000 on June 13, 2024. The debentures will bear interest at a rate of 5.3% per annum, payable at maturity, subject to acceleration if the Company completes the De-SPAC transaction (Note 4) and the debentures are not converted. The maturity date for all advances was November 6, 2024. The Company has the right to prepay the whole or any portion of the principal amount, together with any accrued interest, at any time prior to the maturity date without notice or a penalty payment.
In the event the Company completes a De-SPAC transaction, the principal amount and accrued interest are convertible into SVS of the Company at the option of the lender, as follows:
•
At a conversion price equal to the greater of (a) a 25% discount to the 20-day VWAP of the shares on the Cboe Exchange multiplied by the Common Conversion Ratio, and (b) $2.00 (the De-SPAC Floor Price”).

•	The shares are thereafter exchanged for common shares of the Company at the Common Conversion Ratio.
•
If the Company completes the De-SPAC transaction, and the convertible notes are not converted into shares, the maturity date will accelerate and the principal plus interest will become repayable within 10 days after the closing of the De-SPAC transaction.

In the event the Company does not complete a De-SPAC transaction at the later of October 8, 2024 (270 days from the issuance date of the notes), or the termination of the BCA with Focus Impact, the principal and accrued interest are convertible into units consisting of one SVS and half of a share purchase warrant, at the option of the lender, as follows:
•
At a conversion price equal to the greater of (a) a 25% discount to the 20-day VWAP of the shares on the Cboe Exchange calculated on the conversion date and (b) the floor price defined as the current market price on the date of announcement of the offering which was CAD$0.475.

•
Each warrant will carry the right to purchase a share with an exercise price equal to the greater of (a) a 20% premium on the 20-day VWAP and (b) the floor price defined as the current market price on the date of announcement of the offering which was CAD$0.475.

•	The warrants will expire 2 years after the conversion date.
The conversion price is subject to certain anti-dilution provisions.
On June 28, 2024, the Company and Focus Impact Partners agreed to amend the Focus Impact Partners Convertible Debt (“the June 2024 Amendment”) such that the De-SPAC Floor Price would be amended from $2.00 to CAD$0.475.
On June 28, 2024, the Company received additional proceeds of $20,000 under the June 2024 Amendment.
On August 19, 2024, October 18, 2024, October 28, 2024 and November 1, 2024, the Company received additional proceeds of $41,500, $6,500, $7,650 and $12,000 under the June 2024 Amendment.
The Focus Impact Partners Convertible Debt were determined to be a financial instrument comprising a host debt component and a conversion feature which is an embedded derivative that required bifurcation. On initial recognition, the embedded derivative was valued first, and the residual value was assigned to the host financial debt component. The total fair value of the derivative liabilities at the various issuance dates for the proceeds received during the year ended July 31, 2024 was estimated to be $25,800 as valued using the Monte Carlo model. The total fair value of the derivative liabilities at the various issuance dates for the proceeds received during the nine months ended April 30, 2025 was estimated to be $65,750 as valued using the Monte Carlo model.
The June 2024 Amendment had no impact on the classification of the convertible debenture and therefore, the conversion feature was considered a derivative before and after the modification. As there was no change to the host instrument cash flows as a result of this change, the 10% test was not met and therefore, there was no extinguishment of the host debt as a result of this change.
As the conversion option was bifurcated before and after the modification, the change in the fair value of the conversion feature was recognized as the loss on revaluation of the derivative liabilities through the consolidated statement of operations and comprehensive income (loss).
The prepayment option and the accelerated repayment condition were not separately accounted for as they were determined to be clearly and closely related to the host contract.
On November 13, 2024, the Company issued a new $637,150 convertible note bearing interest of 5.3% per annum, with a maturity date of November 13, 2026 (“New Focus Impact Partners Convertible Debt”), in exchange for the cancellation of the Focus Impact Partners Convertible Debt as described above (the “November 2024 Amendment”). The principal loan amount and any accrued interest under the New Focus Impact Partners Convertible Debt are convertible into common stock of the Company at the option of the holder at a 25% discount to the 20-day volume weighted average price of the Company’s shares, subject to a floor of $0.867 per share. The Company retains the right to prepay the whole or any portion of the principal amount, together with any accrued interest, at any time prior to the maturity date without notice or a penalty payment.
Accrued interest on the previously existing Focus Impact Partners Convertible Debt, amounting to $21,130, were not converted into the New Focus Impact Partners Convertible Debt, and were transferred to accrued liabilities of the Company.
As a result of the November 2024 amendment, the conversion option met the definition of equity under Topic 815 and bifurcation is no longer required. As the conversion option was bifurcated before the amendment but not bifurcated after the amendment, a change in the fair value of the conversion option of over 10% of the of the carrying amount of the original debt without the bifurcation at inception constitutes a substantial change. Immediately prior to the November 2024 Amendment, the value of the conversion feature associated with the Focus Impact Partners Grid Note was $2,250,000. The fair value of the conversion feature was $59,000 after the November 2024 Amendment as estimated using the Monte Carlo model. With the 10% test being met, extinguishment accounting was applied. The carrying value of the old debt of $637,650 was derecognized and the fair value of the new debt of $544,441 (based on a 14% market yield) was recognized. The fair value of the conversion feature of $59,000 was transferred to equity. As Focus Impact Partners is a related party, the gain on the extinguishment of $93,209 was recognized in equity as a capital transaction pursuant to ASC 470-50-40-2.
Envviron Tranche (Related Party Convertible Debt)
On April 23, 2024, the Company closed an unsecured convertible note offering in the principal amount of $250,000 with Envviron SAS (a company controlled by a former director of the Company) that will bear interest at a rate of 5.3% per annum, payable at maturity, subject to acceleration if the Company completes the De-SPAC transaction and the debentures are not converted (“Envviron Tranche”). The maturity date was February 15, 2025. The Company has the right to prepay the whole or any portion of the principal amount, and together with any accrued interest, at any time prior to the maturity date without notice or a penalty payment. The terms of the Envviron Tranche are identical to the original Focus Impact Partners Convertible Debt.
In the event the Company completes a De-SPAC transaction, the principal amount and accrued interest are convertible into SVS of the Company at the option of the lender, as follows:
•
At a conversion price equal to the greater of (a) the price that is a 25% discount to the 20-day VWAP of the shares on Cboe Canada stock exchange, and (b) $2.00. The shares are thereafter exchanged for common shares of Focus Impact at the Common Conversion Ratio.

•
If the Company completes the De-SPAC transaction, and the convertible notes are not converted into shares, the maturity date will accelerate and the principal plus interest will become repayable within 10 days after the closing of the De-SPAC transaction.

In the event the Company does not complete a De-SPAC transaction at the later of January 18, 2025 (270 days from the issuance date of the notes) and the termination of the BCA for the De-SPAC transaction, the principal and accrued interest are convertible into units consisting of one SVS and half of a share purchase warrant, at the option of the lender, as follows:
•	At a conversion price equal to the greater of (a) the price that is a 25% discount to the 20-day VWAP of the shares on Cboe Canada stock exchange and (b) CAD$0.475.
•
Each warrant will carry the right to purchase a share with an exercise price equal to the greater of (a) a 20% premium on the 30-day VWAP and (b) the floor price of CAD$0.475. The warrants will expire 2 years after the conversion date.

The conversion price is subject to certain anti-dilution provisions.
The Envviron Tranche convertible debentures were determined to be a financial instrument comprising a host debt component and a conversion feature which is an embedded derivative that required bifurcation. On initial recognition, the embedded derivative was valued first, and the residual value was assigned to the host financial debt component. The fair value of the derivative liability at issuance was estimated to be $2,750 using the Monte Carlo model.
The prepayment option and the accelerated repayment condition were not separately accounted for as they were determined to be clearly and closely related to the host contract.
On November 6, 2024, the Company completed the De-SPAC transaction (Note 4), and accordingly, the conversion terms of the principal amount and accrued interest crystalized such that they are convertible, at the option of the lender, at a conversion price equal to the greater of (a) the price that is a 25% discount to the 20-day VWAP of the shares on the NASDAQ, and (b) $2.00. If the convertible notes are not converted into shares, the principal plus interest will become repayable within 10 days after the closing of the De-SPAC transaction.
Upon the crystallization of the conversion price, the conversion option met the definition of equity under Topic 815 and bifurcation is no longer required. The fair value of the conversion option was remeasured on November 6, 2024 to be $31,000 and was transferred into equity. The fair value was estimated using the Monte Carlo model.
On November 12, 2024, the maturity of the Envviron Tranche are extended to May 30, 2025. As there was no change to the cash flows as a result of this change, the 10% test was not met and therefore, there was no extinguishment of the debt as a result of this change.
Debt Assumed on RTO
Upon the completion of the De-SPAC transaction (Note 4), the Company assumed two unsecured promissory notes amounting to $3,000,000 issued to Focus Impact Sponsor, LLC (the “Focus Impact Sponsor”), a significant shareholder of the Company. The promissory notes were interest-free and had a maturity date on the completion of the De-SPAC transaction (Note 4). Upon the completion of the De-SPAC transaction, $1,500,000 of the promissory notes was convertible into warrants of the Company at a price of $1.00 per warrant. The Company also assumed $345,000 of accrued administrative fees owing to Focus Impact Partners.
On November 13, 2024, the Company issued new convertible notes totaling $3,345,000, bearing interest of 5.3% per annum, with a maturity date of November 13, 2026 (“New Convertible Debt”), in exchange for the cancellation of the assumed debt described above.
The principal loan amount and any accrued interest under the New Convertible Debt are convertible into common stock of the Company at the option of the holder at a 25% discount to the 20-day volume weighted average price of the Company’s shares, subject to a floor of $0.867 per share. The Company has the right to prepay the whole or any portion of the principal amount, together with any accrued interest, at any time prior to the maturity date without notice or a penalty payment.
As the conversion feature was not bifurcated before and after the amendment, a difference in the present value of cash flows under the terms of the new debt instrument of at least 10% from the present value of the remaining cash flows under the terms of the original debt instrument constitutes a substantial change. The change was assessed to be in excess of 10%. With the 10% test being met, extinguishment accounting was applied. The carrying value of the old debt of $3,345,000 was derecognized and the fair value of the new debt of $2,856,042 (based on a 14% market yield) was recognized. As Focus Impact Partners and the Focus Impact Sponsor are related parties, the gain on the extinguishment of $488,957 was recognized in equity as a capital transaction pursuant to ASC 470-50-40-2.
In connection with the New Focus Impact Partners Convertible Debt and the New Convertible Debt, the Company agreed (i) to grant the Secured Parties a first ranking security interest in all of the carbon credits and similar environmental assets held by the Company, presently existing or hereafter created or acquired, and (ii) to execute and deliver to the Secured Parties a security agreement evidencing the Secured Parties’ security interest (the “Security Agreement”). On December 18, 2024, the Company executed and delivered to the Secured Parties the Security Agreement.
Additional Focus Impact Partners Convertible Debt (Related Party Convertible Debt)
On March 19, 2025, the Company closed a convertible note offering in the principal amount of $218,000 with Focus Impact Partners that will bear interest at a rate of 5.3% per annum, with a maturity date of March 19, 2027 (“Additional Convertible Debt”).
The principal loan amount and any accrued interest under the Additional Convertible Debt are convertible into common stock of the Company at the option of the holder at a 25% discount to the 20-day volume weighted average price of the Company’s shares. The Company has a right to prepay the whole or any portion of the principal amount, together with any accrued interest, at any time prior to the maturity date without notice or a penalty payment.
Due to the absence of a floor conversion price, the Additional Convertible Debt was determined to be a financial instrument comprising a host debt component and a conversion feature which is an embedded derivative that required bifurcation. On initial recognition, the embedded derivative was valued first, and the residual value was assigned to the host financial debt component. The fair value of the derivative liabilities at issuance was estimated to be $72,500 as valued using the Monte Carlo model. The fair value of the derivative liabilities during the nine months ended April 30, 2025 was estimated to be $72,500 as valued using the Monte Carlo model.
A continuity of the Company’s convertible debentures is as follows:

Balance as at August 1, 2023	$—
Issued	920,000
Fair value of embedded derivative	(73,550)
Transaction costs	(36,484)
Accretion	52,552
Interest	19,026
Balance as at July 31, 2024	$881,544
Issued	3,686,133
Fair value of embedded derivative	(138,250)
Accretion	226,853
Interest	149,905
Accrued interest transferred to accrued liabilities	(21,130)
Extinguishment	(3,982,650)
Assumed on RTO	3,345,000
Balance as at April 30, 2025	$4,147,405

The face value of the convertible debentures as of April 30, 2025 was $4,550,650.
Below is a continuity of the embedded derivative liabilities:

Balance as at August 1, 2023	$—
Derivative liability component	73,550
Change in fair value of derivative liabilities	845,700
Balance as at July 31, 2024	$919,250
Derivative liability component	138,250
Change in fair value of derivative liabilities	(719,000)
Transferred to equity	(266,000)
Balance as at April 30, 2025	$72,500

In connection with the issuance of the convertible debentures during the year ended July 31, 2024, the Company incurred $40,227 in directly attributable transaction costs. $36,484 was allocated to the host financial liability, $3,743 was allocated to the embedded derivative and recorded immediately in the consolidated statement of operations as general and administrative expenses.
The key inputs used in the Monte Carlo model for the derivative liabilities were as follows:

	At initial measurement (for the year ended July 31, 2024)	As at July 31, 2024	At initial measurement (for the period ended April 30, 2025)	As at April 30, 2025
Probability of De-SPAC Transaction closing	90%	90%	90% – 99%	N/A
Risk-free interest rate	4.60% – 4.87%	4.27% – 4.38%	0.61% – 4.25%	2.48%
Expected term (years)	0.35 – 0.82	0.26 – 0.54	0.01 – 2.00	1.88
Expected annual volatility for the Company	90% – 145%	85% – 112%	92.5% – 150%	150%
Expected annual volatility for Focus Impact	2.5% – 5%	2.5%	2.5% – 100%	N/A
Common conversion ratio	0.083 – 0.155	0.083	0.063 – 0.1462	N/A
Foreign exchange rate	0.727 – 0.747	0.7242	0.718 – 0.734	N/A

As at April 30, 2025, the conversion options attached to the Devvio Tranche, the Focus Impact Partners Convertible Debt, the Envviron Tranche, and the New Convertible Debt meet the definition of equity under Topic 815, and are accordingly no longer presented as derivative liabilities. Only the conversion option attached to the Additional Convertible Debt is presented as derivative liabilities.

DevvStream Holdings, Inc. [Member]
Convertible Debenture [Abstract]
Convertible debentures
6.	Convertible debentures
During the year ended July 31, 2024, the Company closed several tranches of convertible debenture offerings under the following terms:
Devvio Tranche (Related Party Convertible Debt)
On January 12, 2024, the Company closed an unsecured convertible notes offering in the principal amount of $100,000 with Devvio that will bear interest at a rate of 5.3% per annum, payable at maturity, subject to acceleration if the Company completes the De-SPAC transaction and the debentures are not converted. The maturity is November 6, 2024. The Company has the right to prepay the whole or any portion of the principal amount, and together with any accrued interest, at any time prior to the maturity date without notice or a penalty payment. Devvio is a related party to the Company through its ownership, as Devvio holds 100%of the Company’s MVS, and one of Devvio’s officers, directors and principal owners was a director of the Company during the year ended July 31, 2024.
In the event the Company completes a De-SPAC transaction, the principal amount and accrued interest are convertible into SVS of the Company at the option of the lender, as follows:
•
At a conversion price equal to the greater of (a) $7.65 multiplied by the common conversion ratio as set forth in the BCA (the “Common Conversion Ratio”), and (b) CAD$1.03. The shares are thereafter exchanged for common shares of the Combined Company at the Common Conversion Ratio.

•
If the Company completes the De-SPAC transaction, and the convertible notes are not converted into shares, the maturity date will accelerate and the principal plus interest will become repayable within 10 days after the closing of the De-SPAC transaction.

In the event the Company does not complete a De-SPAC transaction at the later of October 8, 2024 (270 days from the issuance date of the notes) and the termination of the business combination agreement with Focus Impact (Note 1), the principal and accrued interest are convertible into units consisting of one SVS and half of a share purchase warrant, at the option of the lender, as follows:
•	At a conversion price equal to the greater of (a) the 30-day volume weighted average trading price (“VWAP”) of the shares on Cboe Canada stock exchange and (b) CAD$1.03.
•
Each warrant will carry the right to purchase a share with an exercise price equal to the greater of (a) a 20% premium on the 30-day VWAP and (b) the floor price of CAD$1.03. The warrants will expire 2 years after the conversion date.

The conversion price is subject to certain anti-dilution provisions.
The Devvio Tranche convertible debentures were determined to be a financial instrument comprising a host debt component and a conversion feature which is an embedded derivative that required bifurcation. On initial recognition, the embedded derivative was valued first, and the residual value was assigned to the host financial debt component. The fair value of the derivative liability at issuance was estimated to be $45,000 using the Monte Carlo model.
The prepayment option and the accelerated repayment condition were not separately accounted for as they were determined to be clearly and closely related to the host contract.
Focus Impact Partners Convertible Debt
During the year, the Company closed an unsecured convertible notes offering with Focus Impact Partners, LLC (“Focus Impact Partners”). The convertible notes were initially closed on January 12, 2024 and additional advances were added under the same offering. The total principal amount of $550,000 was received in five installments: $150,000 on November 6, 2023, $150,000 on January 9, 2024, $100,000 on March 28, 2024, $100,000 on April 19, 2024, and $50,000 on June 13, 2024. The debentures will bear interest at a rate of 5.3% per annum, payable at maturity, subject to acceleration if the Company completes the De-SPAC transaction (Note 1) and the debentures are not converted. The maturity date for all advances is November 6, 2024. The Company has the right to prepay the whole or any portion of the principal amount, together with any accrued interest, at any time prior to the maturity date without notice or a penalty payment.
In the event the Company completes a De-SPAC transaction, the principal amount and accrued interest are convertible into SVS of the Company at the option of the lender, as follows:
•
At a conversion price equal to the greater of (a) a 25% discount to the 20-day VWAP of the shares on the Cboe Exchange multiplied by the Common Conversion Ratio, and (b) $2.00 (the De-SPAC Floor Price”).

•	The shares are thereafter exchanged for common shares of Focus Impact at the Common Conversion Ratio.
•
If the Company completes the De-SPAC transaction, and the convertible notes are not converted into shares, the maturity date will accelerate and the principal plus interest will become repayable within 10 days after the closing of the De-SPAC transaction.

In the event the Company does not complete a De-SPAC transaction at the later of October 8, 2024 (270 days from the issuance date of the notes), or the termination of the BCA with Focus Impact, the principal and accrued interest are convertible into units consisting of one SVS and half of a share purchase warrant, at the option of the lender, as follows:
•
At a conversion price equal to the greater of (a) a 25% discount to the 20-day VWAP of the shares on the Cboe Exchange calculated on the conversion date and b) the floor price defined as the current market price on the date of announcement of the offering which was CAD $0.475.

•
Each warrant will carry the right to purchase a share with an exercise price equal to the greater of (a) a 20% premium on the 20-day VWAP and (b) the floor price defined as the current market price on the date of announcement of the offering which was CAD $0.475.

•	The warrants will expire 2 years after the conversion date.
The conversion price is subject to certain anti-dilution provisions.
On June 28, 2024, the Company and Focus Impact Partners agreed to amend the Focus Impact Partners Convertible Debt (“Focus Impact Partners Amendment”) such that the De-SPAC Floor Price would be amended from $2.00 to CA$0.475.
On June 28, 2024, the Company received additional proceeds of $20,000 under the amended terms.
The Focus Impact Partners Convertible Debt were determined to be a financial instrument comprising a host debt component and a conversion feature which is an embedded derivative that required bifurcation. On initial recognition, the embedded derivative was valued first, and the residual value was assigned to the host financial debt component. The total fair value of the derivative liabilities at the various issuance dates was estimated to be $25,800 as valued using the Monte Carlo model.
The Focus Impact Partners Amendment had no impact on the classification of the convertible debenture and therefore, the conversion feature was considered a derivative before and after the modification. As there was no change to the host instrument cash flows as a result of this change, the 10% test was not met and therefore, there was no extinguishment of the host debt as a result of this change.
As the conversion option was bifurcated before and after the modification, the change in the fair value of the conversion feature was recognized as the loss on revaluation of the derivative liabilities through the consolidated statement of operations and comprehensive loss.
The prepayment option and the accelerated repayment condition were not separately accounted for as they were determined to be clearly and closely related to the host contract.
Envviron Tranche (Related Party Convertible Debt)
On April 23, 2024, the Company closed an unsecured convertible note offering in the principal amount of $250,000 with Envviron SAS (a company controlled by a former director of the Company) that will bear interest at a rate of 5.3% per annum, payable at maturity, subject to acceleration if the Company completes the De-SPAC transaction and the debentures are not converted (“Envviron Tranche”). The maturity is February 15, 2025. The Company has the right to prepay the whole or any portion of the principal amount, and together with any accrued interest, at any time prior to the maturity date without notice or a penalty payment. The terms of the Envviron Tranche are identical to the original Focus Impact Partners Convertible Debt.
In the event the Company completes a De-SPAC transaction, the principal amount and accrued interest are convertible into SVS of the Company at the option of the lender, as follows:
•
At a conversion price equal to the greater of (a) the price that is a 25% discount to the 20-day VWAP of the shares on Cboe Canada stock exchange, and (b) $2.00. The shares are thereafter exchanged for common shares of Focus Impact at the Common Conversion Ratio.

•
If the Company completes the De-SPAC transaction, and the convertible notes are not converted into shares, the maturity date will accelerate and the principal plus interest will become repayable within 10 days after the closing of the De-SPAC transaction.

In the event the Company does not complete a De-SPAC transaction at the later of January 18, 2025 (270 days from the issuance date of the notes) and the termination of the BCA with Focus Impact (Note 1), the principal and accrued interest are convertible into units consisting of one SVS and half of a share purchase warrant, at the option of the lender, as follows:
•	At a conversion price equal to the greater of (a) the price that is a 25% discount to the 20-day VWAP of the shares on Cboe Canada stock exchange and (b) CAD$0.475.
•
Each warrant will carry the right to purchase a share with an exercise price equal to the greater of (a) a 20% premium on the 30-day VWAP and (b) the floor price of CAD$0.475. The warrants will expire 2 years after the conversion date.

The conversion price is subject to certain anti-dilution provisions.
The Environn Tranche convertible debentures were determined to be a financial instrument comprising a host debt component and a conversion feature which is an embedded derivative that required bifurcation. On initial recognition, the embedded derivative was valued first, and the residual value was assigned to the host financial debt component. The fair value of the derivative liability at issuance was estimated to be $2,750 using the Monte Carlo model.
The prepayment option and the accelerated repayment condition were not separately accounted for as they were determined to be clearly and closely related to the host contract.
A continuity of the Company’s convertible debentures is as follows:

Balance as at August 1, 2023	$—
Issued	920,000
Fair value of embedded derivative	(73,550)
Transaction costs	(36,484)
Accretion	52,552
Interest	19,026
Balance as at July 31, 2024	$881,544

Below is a continuity of the embedded derivative liabilities:

Balance as at August 1, 2023	$—
Derivative liability component of certain issued convertible debentures	73,550
Unrealized loss on derivative liabilities	845,700
Balance as at July 31, 2024	$919,250

In connection with the issuance of these convertible debentures, the Company incurred $40,227 in directly attributable transaction costs. $36,484 was allocated to the host financial liability, $3,743 was allocated to the embedded derivative and recorded immediately in the consolidated statement of profit and loss as general and administrative expenses.
The key inputs used in the Monte Carlo model for the derivative liabilities were as follows:

	At initial measurement	As at July 31, 2024
Probability of De-SPAC Transaction closing	90%	90%
Risk-free interest rate	4.60% - 4.87%	4.27% - 4.38%
Expected term (years)	0.35 – 0.82	0.26 - 0.54
Expected annual volatility for the Company	90% - 145%	85% - 112%
Expected annual volatility for Focus Impact	2.5% - 5%	2.5%
Common conversion ratio	0.083 - 0.155	0.083
Foreign exchange rate	0.727 - 0.747	0.7242